AMERICAN LIFE


                             SEPARATE ACCOUNT NO. 2
                                  ANNUAL REPORT


                                DECEMBER 31, 1999


           This report is not to be construed as an offering for sale of any Variable Product. No offering is made except in
          conjunction with a prospectus which must precede or accompany this report.

                 THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK

                             Separate Account No. 2
                                  Annual Report
                                December 31, 1999

Dear Policyowner:

      We are pleased to send you the 1999 Annual Report of American Life's Separate Account No. 2. This Account, which commenced operations in late 1993, is an investment vehicle for owners of our Individual Retirement Annuity and Flexible Premium Annuity contracts. Separate Account No. 2 consists of seventeen distinct funds. Each invests in shares of one of nine funds of Mutual of America Investment Corporation (the "Investment Company"): the Money Market, All America, Equity Index, Mid-Cap Equity Index (commenced operations on May 3,
1999), Bond, Short-Term Bond, Mid-Term Bond, Composite and Aggressive Equity Fund; three portfolios of Scudder Variable Life Investment Fund ("Scudder"): the Bond, Capital Growth and International Portfolio; the VP Capital Appreciation Fund of American Century Variable Portfolios, Inc. ("American Century"); the Calvert Social Balanced Portfolio of Calvert Variable Series, Inc. ("Calvert"); the Equity-Income Portfolio of Fidelity Investments Variable Insurance Products Fund ("Fidelity VIP"); and the Contrafund Portfolio and Asset Manager Portfolio of Fidelity Investments Variable Insurance Products Fund II ("Fidelity VIP II").

      Each of the funds of Separate Account No. 2 owns shares in a similarly named fund of the Investment Company, portfolio of Scudder, fund of American Century, portfolio of Calvert, portfolio of Fidelity VIP and portfolio of Fidelity VIP II. The investment results of each of the funds of Separate Account No. 2 are based on the performance of the corresponding funds or portfolios of the Investment Company, Scudder, American Century, Calvert, Fidelity VIP and Fidelity VIP II.

      The investment objectives and primary investments of the funds and portfolios in which the Separate Account Funds invested in 1999 are summarized as follows:

      Investment Company Money Market Fund: This Fund seeks to realize high current income to the extent consistent with the maintenance of liquidity, investment quality and stability of capital through investments in money market instruments and other short-term debt securities.

      Investment Company All America Fund: This Fund seeks to outperform the Standard & Poor's Composite Index of 500 Stocks (the "S&P 500 Index") by investing in a diversified portfolio of primarily common stocks. The Fund invests approximately 60% of its assets (the "Indexed Assets") to provide investment results that correspond to the performance of the S&P 500 Index. The remaining approximately 40% of its assets (the "Active Assets") seek to achieve a high level of total return, through both appreciation of capital and, to a lesser extent, current income, by means of a diversified portfolio of primarily common stocks with a broad exposure to the market. ("Standard & Poor's", "S&P"and "S&P 500" are trademarks of The McGraw-Hill Companies, Inc.)

      Investment   Company  Equity  Index  Fund:  This  Fund  seeks  to  provide investment results that correspond to the performance of the S&P 500 Index by investing primarily in the common stocks that comprise the S&P 500 Index.

      Investment Company Mid-Cap Equity Index Fund: This Fund seeks to provide investment results that correspond to the performance of the S&P MidCap 400 Index by investing primarily in the common stocks that comprise the S&P MidCap 400 Index. ("S&P MidCap 400" is a trademark of The McGraw-Hill Companies, Inc.)

      Investment Company Bond Fund: This Fund seeks to provide as high a level of current income over time as is believed consistent with prudent investment risk, with preservation of capital a secondary objective, by investing primarily in publicly-traded, investment grade debt securities.

      Investment Company Short-Term Bond Fund: This Fund seeks to provide as high a level of current income over time as is believed consistent with prudent investment risk, with preservation of capital a secondary objective, by investing primarily in publicly-traded, investment grade debt securities and money market instruments. The average maturity of the Fund is between one and three years.

      Investment Company Mid-Term Bond Fund: This Fund seeks to provide as high a level of current income over time as is believed consistent with prudent investment risk, with preservation of capital a secondary objective, by investing primarily in publicly-traded, investment grade debt securities. The average maturity of the Fund is between three and seven years.

      Investment Company Composite Fund: This Fund seeks to achieve as high a total rate of return, through both appreciation of capital and current income, as is consistent with prudent investment risk, by investing in a diversified portfolio of publicly-traded common stocks, bonds and money market instruments.

      Investment Company Aggressive Equity Fund: This Fund's investment objective is capital appreciation, by investing approximately half of its assets in companies believed to possess above-average growth potential and the other half of its assets in companies believed to possess valuable assets or whose securities are believed to be undervalued in the marketplace.

      At a special meeting of shareholders of the Investment Company scheduled for February 28, 2000, Aggressive Equity Fund shareholders who owned shares as of December 21, 1999 will vote on a proposal to amend the investment objective of the Fund to read "The investment objective of the Aggressive Equity Fund is capital appreciation." If approved, the Fund will continue to invest in growth and value stocks, but the Adviser will determine the percentage of Fund assets to be invested in each type of stock, rather than investing Fund assets approximately equally in each type.

      Scudder Bond Portfolio: This Portfolio seeks a high level of income consistent with a high quality portfolio of primarily investment grade debt securities.

      Scudder Capital Growth Portfolio: This Portfolio seeks to maximize long-term capital growth through a broad and flexible investment program, by investing in marketable securities, principally common stocks and, consistent with its objective of long-term capital growth, preferred stocks.

      Scudder International Portfolio: This Portfolio seeks long-term growth of capital primarily through a diversified portfolio of foreign equity securities, by investing primarily in established companies that do business principally outside of the United States and that are listed on foreign exchanges.

      American Century VP Capital Appreciation Fund: This Fund seeks capital growth by investing primarily in common stocks that meet certain fundamental and technical standards and are considered by the Fund's management to have better-than-average prospects for appreciation.

      Calvert Social Balanced Portfolio: This Portfolio seeks a competitive total return through an actively managed, non-diversified portfolio of stocks, bonds and money market instruments that offer income and growth opportunity and satisfy the Portfolio's investment and social criteria.

      Fidelity VIP Equity-Income Portfolio: This Portfolio seeks reasonable income by investing primarily in income producing equity securities, while considering the potential for capital appreciation, and it also seeks to achieve a yield that exceeds the composite yield on the securities comprising the S&P 500 Index.

      Fidelity VIP II Contrafund Portfolio: This Portfolio seeks capital appreciation over the long-term by investing primarily in securities of companies whose value, the Portfolio's adviser believes, is not fully recognized by the public. These securities may be issued by domestic or foreign companies and many may not be well known. The Portfolio normally invests in common stocks.

      Fidelity VIP II Asset Manager Portfolio: This Portfolio seeks high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term/money market instruments, with an expected "neutral mix" over the long-term of 10% in short-term/money market instruments, 40% in bonds and 50% in stocks.

      For the year ended December 31, 1999, the following total returns were experienced in these seventeen Separate Account Funds:

      Investment Company Money Market Fund(1) ........................   +  3.5%
      Investment Company All America Fund ............................   + 23.9%
      Investment Company Equity Index Fund ...........................   + 18.8%
      Investment Company Mid-Cap Equity Index Fund(2) ................   + 10.6%
      Investment Company Bond Fund ...................................   -  3.3%
      Investment Company Short-Term Bond Fund ........................   +  2.7%
      Investment Company Mid-Term Bond Fund ..........................   -  0.1%
      Investment Company Composite Fund ..............................   + 13.5%
      Investment Company Aggressive Equity Fund ......................   + 41.2%
      Scudder Bond Fund ..............................................   -  2.4%
      Scudder Capital Growth Fund ....................................   + 33.2%
      Scudder International Fund .....................................   + 52.2%
      American Century VP Capital Appreciation Fund ..................   + 62.4%
      Calvert Social Balanced Fund ...................................   + 10.6%
      Fidelity VIP Equity-Income Fund ................................   +  4.9%
      Fidelity VIP II Contrafund .....................................   + 22.6%
      Fidelity VIP II Asset Manager Fund .............................   +  9.6%
      ----------

      (1) The seven-day net annualized effective yield as of 2/15/00 was 4.13% and is not necessarily indicative of future actual yields.

      (2)   Commenced operations May 3, 1999; total return is from that date.

      Total return is equal to the changes in the value of a unit of participation in a Fund from the beginning to the end of the specified period. It reflects investment income earned and reinvested plus the changes in the market value (whether realized or unrealized) of the securities in the respective fund or portfolio of the Investment Company, Scudder, American Century, Calvert or Fidelity during the indicated period. Results are net of all charges, including a monthly service charge (assessed against an average account balance for all individually allocated contracts) based upon a hypothetical $1,000 invested at the beginning of the period. These returns are not guaranteed and are not necessarily indicative of the future investment performance of the particular Fund. Withdrawals and contributions made within a period would experience different rates of return based on the respective unit values on the dates of such transactions.

      This report includes financial statements for each Fund of Separate Account No. 2. Accompanying this report are the financial statements for each similarly named fund of the Investment Company, portfolio of Scudder, fund of American Century, portfolio of Calvert and portfolios of Fidelity VIP and Fidelity VIP II.

      Total Return Separate Account Performance Notes for extended time periods and other services are available by calling 1-800-468-3785.

      I hope you will find this report helpful and informative.

                                 Sincerely,

                                 /s/ Manfred Altstadt
                                 --------------------
                                 Manfred Altstadt
                                 Senior Executive Vice President
                                 and Chief Financial Officer,
                                 The American Life Insurance Company of New York

                                    CONTENTS

                                                                           Page
                                                                           ----

Annual Report of American Life Separate Account No. 2 .....................    1

   Statement of Assets and Liabilities ....................................    5

   Statement of Operations ................................................    7

   Statements of Changes in Net Assets ....................................    9

   Notes to Financial Statements ..........................................   12

   Report of Independent Public Accountants ...............................   18

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 1999

                                                                                  Investment Company
                                                           ---------------------------------------------------------------
                                                                                                      Mid-Cap
                                                             Money                                    Equity
                                                             Market     All America   Equity Index     Index       Bond
                                                              Fund         Fund           Fund         Fund        Fund
                                                           ----------  ------------   -------------  ---------  ----------
ASSETS:
Investments in Mutual of America Investment Corporation
   at market value
   (Cost:
   Money Market Fund -- $1,478,148
   All America Fund -- $9,326,022
   Equity Index Fund -- $12,543,354
   Mid-Cap Equity Index Fund -- $329,654
   Bond Fund -- $1,600,895)
   (Notes 1 and 2) ......................................  $1,414,862    $9,818,903    $13,554,272   $350,044   $1,479,197
Due From (To) General Account ...........................        (776)       27,814         30,746       (330)     (63,236)
                                                           ----------    ----------    -----------   --------   ----------
NET ASSETS ..............................................  $1,414,086    $9,846,717    $13,585,018   $349,714   $1,415,961
                                                           ==========    ==========    ===========   ========   ==========
UNIT VALUE AT DECEMBER 31, 1999 (Note 5) ................  $     2.11    $    10.05    $      3.41   $   1.11   $     3.07
                                                           ==========    ==========    ===========   ========   ==========
NUMBER OF UNITS OUTSTANDING AT
   DECEMBER 31, 1999 (Note 5) ...........................     670,745       979,623      3,981,869    315,623      460,800
                                                           ==========    ==========    ===========   ========   ==========


                                                                                         Investment Company
                                                                         --------------------------------------------------
                                                                                                                Aggressive
                                                                         Short-Term   Mid-Term     Composite      Equity
                                                                          Bond Fund   Bond Fund      Fund          Fund
                                                                         ----------  ----------  ------------  ------------
ASSETS:
Investments in Mutual of America Investment Corporation
   at market value
   (Cost:
   Short-Term Bond Fund -- $1,179,091
   Mid-Term Bond Fund -- $227,048
   Composite Fund -- $4,731,867
   Aggressive Equity Fund -- $2,859,211)
   (Notes 1 and 2) ....................................................  $1,096,032    $210,834    $4,930,708   $4,358,155
Due From (To) General Account .........................................    (926,041)        749       (19,319)       5,853
                                                                         ----------    --------    ----------   ----------
NET ASSETS ............................................................  $  169,991    $211,583    $4,911,389   $4,364,008
                                                                         ==========    ========    ==========   ==========
UNIT VALUE AT DECEMBER 31, 1999 (Note 5) ..............................  $     1.28    $   1.32    $     5.61   $     2.85
                                                                         ==========    ========    ==========   ==========
NUMBER OF UNITS OUTSTANDING AT
   DECEMBER 31, 1999 (Note 5) .........................................     132,691     159,690       875,960    1,529,685
                                                                         ==========    ========    ==========   ==========

   The accompanying notes are an integral part of these financial statements.

                                           AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                                            STATEMENT OF ASSETS AND LIABILITIES
                                                     December 31, 1999

                                                                                                                  American
                                                                                         Scudder                   Century
                                                                           -----------------------------------   ------------
                                                                                        Capital                  VP Capital
                                                                             Bond       Growth    International  Appreciation
                                                                             Fund        Fund         Fund          Fund
                                                                           ---------   ---------  -----------   -------------
ASSETS:
Investments in Scudder Portfolios and American
   Century VP Capital Appreciation Fund
   at market value
   (Cost:
   Scudder Bond Fund -- $257,187
   Scudder Capital Growth Fund -- $7,020,795
   Scudder International Fund -- $18,806,969
   American Century VP
   Capital Appreciation Fund -- $1,232,635)
   (Notes 1 and 2) ......................................................  $256,273  $8,255,286  $18,888,508    $1,574,237
Due From (To) General Account ...........................................     5,062      33,791      (69,415)      (48,469)
                                                                           --------  ----------  -----------    ----------
NET ASSETS ..............................................................  $261,335  $8,289,077  $18,819,093    $1,525,768
                                                                           ========  ==========  ===========    ==========
UNIT VALUE AT DECEMBER 31, 1999 (Note 5) ................................  $  12.73   $   48.17  $     25.83    $    17.40
                                                                           ========  ==========  ===========    ==========
NUMBER OF UNITS OUTSTANDING AT
   DECEMBER 31, 1999 (Note 5) ...........................................    20,522     172,063      728,627        87,702
                                                                           ========  ==========  ===========    ==========


                                                                             Calvert                Fidelity
                                                                            --------  ------------------------------------
                                                                                          VIP                     VIP II
                                                                             Social     Equity-      VIP II       Asset
                                                                            Balanced    Income       Contra       Manager
                                                                              Fund       Fund         Fund         Fund
                                                                            --------  ----------    ----------  ----------
ASSETS:
Investments in Calvert Social Balanced Portfolio
   and Fidelity Portfolios at market value
   (Cost:
   Calvert  Social  Balanced  Portfolio -- $799,576
   VIP  Equity-Income  Fund -- $3,201,556
   VIP II Contra Fund -- $7,263,040
   VIP II Asset  Manager  Fund -- $1,793,178)
   (Notes 1 and 2) ......................................................  $845,027  $3,426,776   $9,348,928  $1,983,294
Due From (To) General Account ...........................................     4,709      36,618       17,968      19,387
                                                                           --------  ----------   ----------  ----------
NET ASSETS ..............................................................  $849,736  $3,463,394   $9,366,896  $2,002,681
                                                                           ========  ==========   ==========  ==========

UNIT VALUE AT DECEMBER 31, 1999 (Note 5) ................................  $   3.37  $    32.21   $    32.13  $    26.40
                                                                           ========  ==========   ==========  ==========
NUMBER OF UNITS OUTSTANDING AT
   DECEMBER 31, 1999 (Note 5) ...........................................   252,148     107,509      291,542      75,850
                                                                           ========  ==========   ==========  ==========

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                             STATEMENT OF OPERATIONS
                      For the Year Ended December 31, 1999

                                                                              Investment Company
                                                               ----------------------------------------------------
                                                                  Money          All        Equity       Mid-Cap
                                                                  Market       America      Index      Equity Index
                                                                   Fund         Fund        Fund           Fund*
                                                               ----------    ----------   ----------   ------------
INVESTMENT INCOME AND EXPENSES:
Income (Notes 1 and 4):
   Dividend Income ..........................................  $   65,898    $  739,443   $  349,007   $    2,788
                                                               ----------    ----------   ----------   ----------
Expenses (Note 3):
   Fees and administrative expenses .........................      10,101       117,750      170,066        1,971
                                                               ----------    ----------   ----------   ----------
NET INVESTMENT INCOME (LOSS) ................................      55,797       621,693      178,941          817
                                                               ----------    ----------   ----------   ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (Note 1):
   Net realized gain (loss) on investments ..................      13,456       847,450    2,056,020         (175)
   Net unrealized appreciation (depreciation) of investments.     (45,566)      363,371      472,583       20,390
                                                               ----------    ----------   ----------   ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ......     (32,110)    1,210,821    2,528,603       20,215
                                                               ----------    ----------   ----------   ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS ...............................................  $   23,687    $1,832,514   $2,707,544   $   21,032
                                                               ==========    ==========   ==========   ==========


                                                                                       Investment Company
                                                               ----------------------------------------------------------------
                                                                              Short-Term    Mid-Term                  Aggressive
                                                                  Bond           Bond         Bond       Composite     Equity
                                                                  Fund           Fund         Fund         Fund         Fund
                                                               -----------   ----------    ---------   ------------  ----------
INVESTMENT INCOME AND EXPENSES:
Income (Notes 1 and 4):
   Dividend Income .........................................   $   106,170   $   13,854   $   12,878   $  343,908   $       234
                                                               -----------   ----------   ----------   ----------   -----------
Expenses (Note 3):
   Fees and administrative expenses ........................        27,289        2,293        3,156       59,088        43,220
                                                               -----------   ----------   ----------   ----------   -----------
NET INVESTMENT INCOME (LOSS) ...............................        78,881       11,561        9,722      284,820       (42,986)
                                                               -----------   ----------   ----------   ----------   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (Note 1):
   Net realized gain (loss) on investments .................      (190,525)          63       (4,510)      24,201       483,483
   Net unrealized appreciation (depreciation) of investments         6,573      (80,607)      (5,052)     275,733       808,207
                                                               -----------   ----------   ----------   ----------   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS .....      (183,952)     (80,544)      (9,562)     299,934     1,291,690
                                                               -----------   ----------   ----------   ----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS ..............................................   $  (105,071)  $  (68,983)  $       160  $  584,754   $ 1,248,704
                                                               ===========   ==========   ===========  ==========   ===========

----------
* Commenced operations May 3, 1999.

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                             STATEMENT OF OPERATIONS
                      For the Year Ended December 31, 1999

                                                                                                         American
                                                                              Scudder                    Century
                                                                -----------------------------------    ------------
                                                                              Capital                   VP Capital
                                                                  Bond        Growth    International  Appreciation
                                                                  Fund         Fund         Fund          Fund
                                                                ---------    ---------   -----------   ------------
INVESTMENT INCOME AND EXPENSES:
Income (Notes 1 and 4):
   Dividend Income .........................................   $   17,006    $  690,024   $  626,561   $       --
                                                               ----------    ----------   ----------   ----------
Expenses (Note 3):
   Fees and administrative expenses ........................        5,069        92,051       79,825        7,317
                                                               ----------    ----------   ----------   ----------
NET INVESTMENT INCOME (LOSS) ...............................       11,937       597,973      546,736       (7,317)
                                                               ----------    ----------   ----------   ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (Note 1):
   Net realized gain (loss) on investments .................      (15,965)    1,329,205    7,603,116      105,509
   Net unrealized appreciation (depreciation) of investments       (1,558)      181,106       71,889      343,300
                                                               ----------    ----------   ----------   ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS .....      (17,523)    1,510,311    7,675,005      448,809
                                                               ----------    ----------   ----------   ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS ..............................................   $   (5,586)   $2,108,284   $8,221,741   $  441,492
                                                               ==========    ==========   ==========   ==========


                                                                Calvert                    Fidelity
                                                               --------      -------------------------------------
                                                                                VIP                       VIP II
                                                                Social         Equity-       VIP II        Asset
                                                               Balanced        Income        Contra       Manager
                                                                 Fund           Fund          Fund         Fund
                                                               --------      ----------    ----------   ----------
INVESTMENT INCOME AND EXPENSES:
Income (Notes 1 and 4):
   Dividend Income .........................................   $   80,709    $  170,824    $  297,065   $  135,142
                                                               ----------    ----------    ----------   ----------
Expenses (Note 3):
   Fees and administrative expenses ........................       11,720        49,656        99,678       24,505
                                                               ----------    ----------    ----------   ----------
NET INVESTMENT INCOME (LOSS) ...............................       68,989       121,168       197,387      110,637
                                                               ----------    ----------    ----------   ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (Note 1):
   Net realized gain (loss) on investments .................       30,187       128,345       570,254       14,584
   Net unrealized appreciation (depreciation) of investments      (18,161)     (111,339)      926,615       43,866
                                                               ----------    ----------    ----------   ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS .....       12,026        17,006     1,496,869       58,450
                                                               ----------    ----------    ----------   ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS ..............................................   $   81,015    $  138,174    $1,694,256   $  169,087
                                                               ==========    ==========    ==========   ==========

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                       STATEMENTS OF CHANGES IN NET ASSETS
                        For the Years Ended December 31,

                                                                            Investment Company
                                             ------------------------------------------------------------------------------------
                                                   Money Market Fund          All America Fund           Equity Index Fund
                                             --------------------------  --------------------------    --------------------------
                                                  1999         1998          1999           1998           1999           1998
                                              -----------   -----------  -----------    -----------    ------------   -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ..........   $    55,797    $  27,608    $   621,693    $   822,875    $   178,941    $   688,779
   Net realized gain (loss) on investments        13,456          343        847,450        633,058      2,056,020      1,334,602
   Net unrealized appreciation
     (depreciation) of investments .......       (45,566)     (10,884)       363,371       (242,666)       472,583         (8,737)
                                             -----------    ---------    -----------    -----------    -----------    -----------
Net Increase (Decrease) in net assets
   resulting from operations .............        23,687       17,067      1,832,514      1,213,267      2,707,544      2,014,644
                                             -----------    ---------    -----------    -----------    -----------    -----------
From Unit Transactions:
   Contributions .........................       878,466      630,831      1,145,690      1,595,623      2,248,818      2,814,473
   Withdrawals ...........................      (184,058)    (134,654)      (820,553)      (918,207)    (1,164,011)      (827,177)
   Net Transfers .........................       (62,173)      68,215        (90,540)      (322,226)    (1,522,462)     1,681,187
                                             -----------    ---------    -----------    -----------    -----------    -----------
Net Increase (Decrease) from unit
   transactions ..........................       632,235      564,392        234,597        355,190       (437,655)     3,668,483
                                             -----------    ---------    -----------    -----------    -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS ....       655,922      581,459      2,067,111      1,568,457      2,269,889      5,683,127
NET ASSETS:
Beginning of Year ........................       758,164      176,705      7,779,606      6,211,149     11,315,129      5,632,002
                                             -----------    ---------    -----------    -----------    -----------    -----------
End of Year ..............................   $ 1,414,086    $ 758,164    $ 9,846,717    $ 7,779,606    $13,585,018    $11,315,129
                                             ===========    =========    ===========    ===========    ===========    ===========

                                                                              Investment Company
                                                  --------------------------------------------------------------------------
                                                  Mid-Cap Equity
                                                    Index Fund*             Bond Fund              Short-Term Bond Fund
                                                  ---------------   -------------------------  -----------------------------

                                                      1999              1999            1998          1999          1998
                                                  --------------    -----------     ----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ...............   $       817       $    78,881    $   193,334    $    11,561    $     5,780
   Net realized gain (loss) on investments ....          (175)         (190,525)        45,639             63            (28)
   Net unrealized appreciation (depreciation)
     of investments ...........................        20,390             6,573       (109,157)       (80,607)        (1,455)
                                                  -----------       -----------    -----------    -----------    -----------
Net Increase (Decrease) in net assets resulting
   from operations ............................        21,032          (105,071)       129,816        (68,983)         4,297
                                                  -----------       -----------    -----------    -----------    -----------
From Unit Transactions:
   Contributions ..............................        31,113           206,537      1,131,599         24,508         73,817
   Withdrawals ................................       (16,918)         (219,241)      (177,675)       (17,197)        (5,146)
   Net Transfers ..............................       314,487          (733,616)       280,108         73,718         55,949
                                                  -----------       -----------    -----------    -----------    -----------
Net Increase (Decrease) from unit transactions        328,682          (746,320)     1,234,032         81,029        124,620
                                                  -----------       -----------    -----------    -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS .........       349,714          (851,391)     1,363,848         12,046        128,917
NET ASSETS:
Beginning of Period/Year ......................            --         2,267,352        903,504        157,945         29,028
                                                  -----------       -----------    -----------    -----------    -----------
End of Year ...................................   $   349,714       $ 1,415,961    $ 2,267,352    $   169,991    $   157,945
                                                  ===========       ===========    ===========    ===========    ===========


----------
* Commenced operations May 3, 1999.

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                       STATEMENTS OF CHANGES IN NET ASSETS
                        For the Years Ended December 31,

                                                                            Investment Company
                                                  ---------------------------------------------------------------------------------
                                                           Mid-Term                                          Aggressive Equity
                                                           Bond Fund               Composite Fund                 Fund
                                                  ------------------------  --------------------------    -------------------------
                                                      1999         1998          1999           1998          1999          1998
                                                  ------------  ----------  ------------    ----------    ----------    -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ...............   $    9,722    $   11,213    $  284,820    $  100,103    $  (42,986)   $   (22,565)
   Net realized gain (loss) on investments ....       (4,510)         (575)       24,201       (51,778)      483,483       (969,122)
   Net unrealized appreciation (depreciation)
     of investments ...........................       (5,052)       (6,053)      275,733       321,364       808,207        694,336
                                                  ----------    ----------    ----------    ----------    ----------    -----------
Net Increase (Decrease) in net assets resulting
   from operations ............................          160         4,585       584,754       369,689     1,248,704       (297,351)
                                                  ----------    ----------    ----------    ----------    ----------    -----------
From Unit Transactions:
   Contributions ..............................       90,793        42,486     1,671,677       880,589       537,315      1,243,111
   Withdrawals ................................      (19,932)       (7,155)     (541,682)     (465,461)     (457,725)      (576,815)
   Net Transfers ..............................     (120,220)      159,141      (234,255)     (159,640)     (549,705)    (1,711,213)
                                                  ----------    ----------    ----------    ----------    ----------    -----------
Net Increase (Decrease) from unit
   transactions ...............................      (49,359)      194,472       895,740       255,488      (470,115)    (1,044,917)
                                                  ----------    ----------    ----------    ----------    ----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS .........      (49,199)      199,057     1,480,494       625,177       778,589     (1,342,268)
NET ASSETS:
Beginning of Year .............................      260,782        61,725     3,430,895     2,805,718     3,585,419      4,927,687
                                                  ----------    ----------    ----------    ----------    ----------    -----------
End of Year ...................................   $  211,583    $  260,782    $4,911,389    $3,430,895    $4,364,008    $ 3,585,419
                                                  ==========    ==========    ==========    ==========    ==========    ===========


                                                                                    Scudder
                                                  ---------------------------------------------------------------------------------
                                                        Bond Fund             Capital Growth Fund            International Fund
                                                  ----------------------    --------------------------    -------------------------
                                                     1999         1998          1999           1998          1999           1998
                                                  ---------   ----------    -----------    -----------    -----------    ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ...............   $  11,937   $    8,940    $   597,973    $   252,274    $   546,736    $  124,773
   Net realized gain (loss) on investments ....     (15,965)         881      1,329,205        154,343      7,603,116     3,169,145
   Net unrealized appreciation (depreciation)
     of investments ...........................      (1,558)      (1,656)       181,106        616,576         71,889          (650)
                                                  ---------   ----------    -----------    -----------    -----------    ----------
Net Increase (Decrease) in net assets resulting
   from operations ............................      (5,586)       8,165      2,108,284      1,023,193      8,221,741     3,293,268
                                                  ---------   ----------    -----------    -----------    -----------    ----------
From Unit Transactions:
   Contributions ..............................      69,147      182,295      1,246,448      2,042,311        271,065       490,933
   Withdrawals ................................     (18,843)     (41,847)    (1,280,074)    (1,000,765)      (195,868)     (320,115)
   Net Transfers ..............................     134,407)     104,368         45,702       (634,248)     8,738,551     2,811,143)
                                                  ---------   ----------    -----------    -----------    -----------    ----------
Net Increase (Decrease) from unit
   transactions ...............................     (84,103)     244,816         12,076        407,298      8,813,748     2,640,325)
                                                  ---------   ----------    -----------    -----------    -----------    ----------
NET INCREASE (DECREASE) IN NET ASSETS .........     (89,689)     252,981      2,120,360      1,430,491     17,035,489       652,943
NET ASSETS:
Beginning of Year .............................     351,024       98,043      6,168,717      4,738,226      1,783,604     1,130,661
                                                  ---------   ----------    -----------    -----------    -----------    ----------
End of Year ...................................   $ 261,335   $  351,024    $ 8,289,077    $ 6,168,717    $18,819,093    $1,783,604
                                                  =========   ==========    ===========    ===========    ===========    ==========

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                       STATEMENTS OF CHANGES IN NET ASSETS
                        For the Years Ended December 31,


                                                                              American
                                                                               Century                    Calvert
                                                                    --------------------------    -------------------------
                                                                             VP Capital                     Social
                                                                          Appreciation Fund               Balanced Fund
                                                                    --------------------------    -------------------------
                                                                        1999           1998          1999          1998
                                                                    -----------    -----------    -----------   -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income ......................................     $    (7,317)   $    16,914    $    68,989    $    46,535
   Net realized gain (loss) on investments ....................         105,509        (99,213)        30,187         10,561
   Net unrealized appreciation (depreciation)
     of investments ...........................................         343,300         40,349        (18,161)        30,355
                                                                    -----------    -----------    -----------    -----------
Net Increase (Decrease) in net assets resulting
   from operations ............................................         441,492        (41,950)        81,015         87,451
                                                                    -----------    -----------    -----------    -----------
From Unit Transactions:
   Contributions ..............................................         102,987         75,175        179,057        274,878
   Withdrawals ................................................         (47,748)      (112,315)      (194,924)       (68,369)
   Net Transfers ..............................................         643,688        (24,416)         3,368        (26,872)
                                                                    -----------    -----------    -----------    -----------
Net Increase (Decrease) from unit
   transactions ...............................................         698,927        (61,556)       (12,499)       179,637
                                                                    -----------    -----------    -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS .........................       1,140,419       (103,506)        68,516        267,088
NET ASSETS:
Beginning of Year .............................................         385,349        488,855        781,220        514,132
                                                                    -----------    -----------    -----------    -----------
End of Year ...................................................     $ 1,525,768    $   385,349    $   849,736    $   781,220
                                                                    ===========    ===========    ===========    ===========



                                                                                      Fidelity
                                                 -----------------------------------------------------------------------------
                                                            VIP                        VIP II                     VIP II
                                                       Equity-Income                   Contra                  Asset Manager
                                                           Fund                         Fund                       Fund
                                                 -------------------------   -------------------------   -------------------------
                                                     1999          1998          1999          1998          1999          1998
                                                 -----------   -----------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ...............  $   121,168   $   136,853   $   197,387   $   188,320   $   110,637   $   148,907
   Net realized gain (loss) on investments ....      128,345        72,638       570,254       765,617        14,584        (5,492)
   Net unrealized appreciation (depreciation)
     of investments ...........................     (111,339)      (34,830)      926,615       406,309        43,866        11,903
                                                 -----------   -----------   -----------   -----------   -----------   -----------
Net Increase (Decrease) in net assets resulting
   from operations ............................      138,174       174,661     1,694,256     1,360,246       169,087       155,318
                                                 -----------   -----------   -----------   -----------   -----------   -----------
From Unit Transactions:
   Contributions ..............................      542,607     1,189,305     1,249,737     1,461,583       560,070       663,209
   Withdrawals ................................     (369,062)     (707,392)   (1,397,869)     (742,245)     (279,074)     (202,904)
   Net Transfers ..............................     (391,945)      270,492       524,957       888,336       (85,617)     (354,073)
                                                 -----------   -----------   -----------   -----------   -----------   -----------
Net Increase (Decrease) from unit
   transactions ...............................     (218,400)      752,405       376,825     1,607,674       195,379       106,232
                                                 -----------   -----------   -----------   -----------   -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS .........      (80,226)      927,066     2,071,081     2,967,920       364,466       261,550
NET ASSETS:
Beginning of Year .............................    3,543,620     2,616,554     7,295,815     4,327,895     1,638,215     1,376,665
                                                 -----------   -----------   -----------   -----------   -----------   -----------
End of Year ...................................  $ 3,463,394   $ 3,543,620   $ 9,366,896   $ 7,295,815   $ 2,002,681   $ 1,638,215
                                                 ===========   ===========   ===========   ===========   ===========   ===========

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                          NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

      Separate Account No. 2 of The American Life Insurance Company of New York ("Company") was established in conformity with New York Insurance Law and commenced operations on November 19, 1993 as a unit investment trust. On that date, the following American Life funds became available as investment alternatives: Money Market Fund, All America Fund, Equity Index Fund, Bond Fund, Short-Term Bond Fund, Mid-Term Bond Fund, Composite Fund, Scudder Bond Fund, Scudder Capital Growth Fund, Scudder International Fund, American Century VP Capital Appreciation Fund and Calvert Social Balanced Fund. The American Life funds invest in a corresponding fund of Mutual of America Investment Corporation ("Investment Company"), portfolios of Scudder Variable Life Investment Fund
("Scudder"), fund of American Century Variable Portfolios Inc. ("American Century") and a corresponding fund of Calvert Social Balanced Portfolio of Calvert Variable Series, Inc. ("Calvert").

      On May 2, 1994 the Aggressive Equity Fund of the Investment Company became available as an investment alternative to Separate Account No. 2.

      On May 1, 1995 Fidelity Investments Equity-Income, Contrafund and Asset Manager Funds became available to Separate Account No. 2 as investment alternatives. The Fidelity Equity-Income Fund invests in the corresponding portfolio of Fidelity Variable Insurance Products Fund ("Fidelity VIP") and the Contrafund and Asset Manager Funds invest in the corresponding portfolios of Fidelity Variable Insurance Products Fund II ("Fidelity VIP II") (collectively, "Fidelity").

      On May 3, 1999 the Mid-Cap Equity Index Fund of the Investment Company became the 17th investment alternative available to Separate Account No. 2.

      Separate Account No. 2 was formed by the Company to support the operations of the Company's group and individual variable accumulation annuity contracts ("Contracts"). The assets of Separate Account No. 2 are the property of the Company. The portion of Separate Account No. 2's assets applicable to the Contracts will not be charged with liabilities arising out of any other business the Company may conduct.

The significant accounting policies of Separate Account No. 2 are as follows:

      Investment Valuation -- Investments are made in shares of the Investment Company, Scudder, American Century, Calvert and Fidelity and are valued at the reported net asset values of the respective Funds or Portfolios.

      Investment  Transactions -- Investment   transactions  are recorded on the
trade date. Realized gains and losses on sales of investments are determined based on the average cost of the investment sold.

      Federal Income Taxes -- Separate Account No. 2 will be treated as a part of the Company and will not be taxed separately as a "regulated investment company" under existing law. The Company is taxed as a life insurance company under the life insurance tax provisions of the Internal Revenue Code of 1986. No provision for income taxes is required in the accompanying financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                    NOTES TO FINANCIAL STATEMENTS (Continued)

2. INVESTMENTS

      The number of shares owned by Separate Account No. 2 and their respective net asset values (rounded to the nearest cent) per share at December 31, 1999 are as follows:

                                                           Number of   Net Asset
                                                            Shares      Value
                                                           ---------   ---------
Investment Company Funds:
   Money Market Fund ..................................     1,192,293     $ 1.19
   All America Fund ...................................     2,915,421       3.37
   Equity Index Fund ..................................     4,704,889       2.88
   Mid-Cap Equity Index Fund ..........................       315,786       1.11
   Bond Fund ..........................................     1,140,345       1.30
   Short-Term Bond Fund ...............................     1,104,204       0.99
   Mid-Term Bond Fund .................................       243,340       0.87
   Composite Fund .....................................     2,587,886       1.91
   Aggressive Equity Fund .............................     2,016,412       2.16
Scudder Portfolios:
   Bond Portfolio .....................................        39,487       6.49
   Capital Growth Portfolio--Class "A" ................       283,395      29.13
   International Portfolio--Class "A" .................       928,638      20.34
American Century VP Capital Appreciation Fund .........       106,081      14.84
Calvert Social Balanced Portfolio .....................       389,595       2.17
Fidelity Portfolios:
   Equity-Income--"Initial" Class .....................       133,286      25.71
   Contrafund--"Initial" Class ........................       320,718      29.15
   Asset Manager--"Initial" Class .....................       106,229      18.67

3. EXPENSES

      Administrative Charges -- In connection with its administrative functions, the Company deducts daily, at an annual rate of .40%, an amount from the value of the net assets of all funds except the American Century Fund for which the annual rate is .20%, and each Fidelity fund, for which the annual rate is .30%.

      In addition, a deduction of up to $2.00 may be made at the end of each month from a participant's account, except that such charge shall not exceed 1/12 of 1% of the balance in such account in any month.

      Distribution Expense Charge -- The Insurance Company will make a deduction daily from the value of the net assets of each fund, at an annual rate of .35%, to cover anticipated distribution expenses.

      Mortality and Expense Risk Charge -- The Company assumes the risk to make annuity payments in accordance with annuity tables provided in the Contracts regardless of how long a participant lives and also assumes certain expense risks associated with such annuity payments. For assuming the risk, the Company deducts daily, at an annual rate of .50%, an amount from the value of the net assets of each fund.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                    NOTES TO FINANCIAL STATEMENTS (Continued)

4. DIVIDENDS

      All dividend distributions are reinvested in additional shares of the respective funds or portfolios at net asset value. On December 31, 1999 a dividend distribution was made by the Investment Company to shareholders of record as of December 30, 1999. Prior thereto, the Investment Company declared and paid a dividend distribution on September 15, 1999. The combined amount of these dividends was as follows:

      Money Market Fund ............................................  $ 65,898
      All America Fund .............................................   739,443
      Equity Index Fund ............................................   349,007
      Mid-Cap Equity Index Fund ....................................     2,788
      Bond Fund ....................................................   106,170
      Short-Term Bond Fund .........................................    13,854
      Mid-Term Bond Fund ...........................................    12,878
      Composite Fund ...............................................   345,908
      Aggressive Equity Fund .......................................       234

      On January 27, 1999 and April 28, 1999, dividends were paid by the Scudder Bond Portfolio. The combined amount of the dividends was $17,006.

      On January 27, 1999 and April 28, 1999, dividends were paid by the Scudder Capital Growth Portfolio. The combined amount of the dividends was $690,024.

      On April 28, 1999, a dividend was paid by the Scudder International Portfolio. The amount of the dividend was $626,561.

      On December 30, 1999, a dividend was paid by the Calvert Social Balanced Portfolio. The amount of the dividend was $80,709.

      On February 5, 1999, a dividend was paid by the Fidelity Equity-Income Portfolio. The amount of the dividend was $170,824.

      On February 5, 1999, a dividend was paid by the Fidelity Contrafund Portfolio. The amount of the dividend was $297,065.

      On February 5, 1999, a dividend was paid by the Fidelity Asset Manager Portfolio. The amount of the dividend was $135,142.

      No dividend was paid by the American Century VP Capital Appreciation Fund during 1999.

5. FINANCIAL HIGHLIGHTS

      Shown below are financial highlights for a Unit outstanding throughout each of the previous five years ended December 31, 1999 or, if not in existence a full year, the initial period ended December 31:

                                                                       Investment Company
                                                      ----------------------------------------------------
                                                                        Money Market Fund
                                                      ----------------------------------------------------
                                                        1999       1998       1997       1996        1995
                                                      --------   --------    -------   --------    -------
Unit value, beginning of year .....................   $   2.03   $   1.95    $  1.87   $   1.80    $  1.72
                                                      ========   ========    =======   ========    =======
Unit value, end of year ...........................   $   2.11   $   2.03    $  1.95   $   1.87    $  1.80
                                                      ========   ========    =======   ========    =======
Units outstanding, end of year ....................    670,745    373,107     90,542     66,104     62,822
                                                      ========   ========    =======   ========    =======


                                                                       Investment Company
                                                      ----------------------------------------------------
                                                                        All America Fund
                                                      ----------------------------------------------------
                                                        1999       1998       1997       1996       1995
                                                      --------   --------   --------   --------   --------
Unit value, beginning of year .....................   $   8.09   $   6.76   $   5.39   $   4.52   $   3.35
                                                      ========   ========   ========   ========   ========
Unit value, end of year ...........................   $  10.05   $   8.09   $   6.76   $   5.39   $   4.52
                                                      ========   ========   ========   ========   ========
Units outstanding, end of year ....................    979,623    961,495    919,295    621,536    239,745
                                                      ========   ========   ========   ========   ========

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                    NOTES TO FINANCIAL STATEMENTS (Continued)

5. FINANCIAL HIGHLIGHTS (Continued)

                                                                                       Investment Company
                                                                   --------------------------------------------------------
                                                                                        Equity Index Fund
                                                                   --------------------------------------------------------
                                                                       1999        1998        1997        1996      1995
                                                                   -----------  ----------  ----------   --------  --------
Unit value, beginning of year ...................................  $      2.86  $     2.26  $     1.72   $   1.42  $   1.05
                                                                   ===========  ==========  ==========   ========  ========
Unit value, end of year .........................................  $      3.41  $     2.86  $     2.26   $   1.72  $   1.42
                                                                   ===========  ==========  ==========   ========  ========
Units outstanding, end of year ..................................    3,981,869   3,950,586   2,496,288    858,298   333,578
                                                                   ===========  ==========  ==========   ========  ========


                                                                                     Investment Company
                                                   ---------------------------------------------------------------------------------
                                                    Mid-Cap Equity
                                                       Index Fund                               Bond Fund
                                                    ---------------  ---------------------------------------------------------------
                                                         1999*         1999          1998          1997          1996         1995
                                                       --------      --------      --------      --------      --------      -------
Unit value, beginning of period/year ............      $   1.00      $   3.17      $   3.00      $   2.75      $   2.69      $  2.28
                                                       ========      ========      ========      ========      ========      =======
Unit value, end of year .........................      $   1.11      $   3.07      $   3.17      $   3.00      $   2.75      $  2.69
                                                       ========      ========      ========      ========      ========      =======
Units outstanding, end of year ..................       315,623       460,800       714,893       301,512       328,371       65,503
                                                       ========      ========      ========      ========      ========      =======


                                                                                       Investment Company
                                                                      -----------------------------------------------------
                                                                                      Short-Term Bond Fund
                                                                      -----------------------------------------------------
                                                                        1999       1998       1997        1996      1995
                                                                      --------   --------    -------     -------   ------
Unit value, beginning of year ......................................  $   1.24   $   1.19    $  1.14     $  1.10   $ 1.03
                                                                      ========   ========    =======     =======   ======
Unit value, end of year ............................................  $   1.28   $   1.24    $  1.19     $  1.14   $ 1.10
                                                                      ========   ========    =======     =======   ======
Units outstanding, end of year .....................................   132,691    126,929     24,344      17,798    5,302
                                                                      ========   ========    =======     =======   ======


                                                                                       Investment Company
                                                                      ----------------------------------------------------
                                                                                       Mid-Term Bond Fund
                                                                      ----------------------------------------------------
                                                                        1999       1998       1997       1996       1995
                                                                      --------   --------    -------   --------    -------
Unit value, beginning of year ......................................  $   1.32   $   1.26    $  1.19   $   1.16    $  1.01
                                                                      ========   ========    =======   ========    =======
Unit value, end of year ............................................  $   1.32   $   1.32    $  1.26   $   1.19    $  1.16
                                                                      ========   ========    =======   ========    =======
Units outstanding, end of year .....................................   159,690    197,045     49,001    260,862     18,581
                                                                      ========   ========    =======   ========    =======


                                                                                       Investment Company
                                                                      ---------------------------------------------------
                                                                                         Composite Fund
                                                                      ---------------------------------------------------
                                                                        1999       1998       1997       1996       1995
                                                                      --------   --------   --------   --------  --------
Unit value, beginning of year ......................................  $   4.93   $   4.36   $   3.75   $   3.39  $   2.82
                                                                      ========   ========   ========   ========  ========
Unit value, end of year ............................................  $   5.61   $   4.93   $   4.36   $   3.75  $   3.39
                                                                      ========   ========   ========   ========  ========
Units outstanding, end of year .....................................   875,960    696,121    643,537    456,304   281,905
                                                                      ========   ========   ========   ========  ========


                                                                                          Investment Company
                                                                      ------------------------------------------------------------
                                                                                        Aggressive Equity Fund
                                                                      ------------------------------------------------------------
                                                                         1999          1998          1997        1996       1995
                                                                      ----------    ----------    ---------   ---------   --------
Unit value, beginning of year ......................................  $     2.02    $     2.15    $    1.80   $    1.43   $   1.05
                                                                      ==========    ==========    =========   =========   ========
Unit value, end of year ............................................  $     2.85    $     2.02    $    2.15   $    1.80   $   1.43
                                                                      ==========    ==========    =========   =========   ========
Units outstanding, end of year .....................................   1,529,685     1,778,370    2,289,562   1,386,311    599,553
                                                                      ==========    ==========    =========   =========   ========

----------
*Commenced operations May 3, 1999.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                    NOTES TO FINANCIAL STATEMENTS (Continued)

5. FINANCIAL HIGHLIGHTS (Continued)

                                                                                             Scudder
                                                                       --------------------------------------------------
                                                                                            Bond Fund
                                                                       --------------------------------------------------
                                                                         1999       1998       1997      1996      1995
                                                                       -------    -------    -------   -------    -------
Unit value, beginning of year ......................................   $ 13.02    $ 12.37    $ 11.48   $ 11.30    $  9.69
                                                                       =======    =======    =======   =======    =======
Unit value, end of year ............................................   $ 12.73    $ 13.02    $ 12.37   $ 11.48    $ 11.30
                                                                       =======    =======    =======   =======    =======
Units outstanding, end of year .....................................    20,522     26,966      7,927     3,877      2,407
                                                                       =======    =======    =======   =======    =======


                                                                                             Scudder
                                                                       ----------------------------------------------------
                                                                                       Capital Growth Fund
                                                                       ----------------------------------------------------
                                                                         1999       1998       1997       1996       1995
                                                                       --------   --------   --------   --------    -------
Unit value, beginning of year ......................................   $  36.07   $  29.64   $  22.11   $  18.64    $ 14.67
                                                                       ========   ========   ========   ========    =======
Unit value, end of year ............................................   $  48.17   $  36.07   $  29.64   $  22.11    $ 18.64
                                                                       ========   ========   ========   ========    =======
Units outstanding, end of year .....................................    172,063    171,014    159,853     73,641     42,366
                                                                       ========   ========   ========   ========    =======


                                                                                             Scudder
                                                                       ----------------------------------------------------
                                                                                       International Fund
                                                                       ----------------------------------------------------
                                                                         1999       1998       1997       1996       1995
                                                                       --------   --------   --------   --------    -------
Unit value, beginning of year ......................................   $  16.93   $  14.46    $ 13.43   $  11.85    $ 10.80
                                                                       ========   ========    =======   ========    =======
Unit value, end of year ............................................   $  25.83   $  16.93    $ 14.46   $  13.43    $ 11.85
                                                                       ========   ========    =======   ========    =======
Units outstanding, end of year .....................................    728,627    105,376     78,166     70,139     29,549
                                                                       ========   ========    =======   ========    =======


                                                                                        American Century
                                                                       ---------------------------------------------------
                                                                                   VP Capital Appreciation Fund
                                                                       ---------------------------------------------------
                                                                         1999       1998      1997       1996       1995
                                                                       -------    -------    -------    -------    -------
Unit value, beginning of year ......................................   $ 10.69    $ 11.04    $ 11.53    $ 12.18    $  9.39
                                                                       =======    =======    =======    =======    =======
Unit value, end of year ............................................   $ 17.40    $ 10.69    $ 11.04    $ 11.53    $ 12.18
                                                                       =======    =======    =======    =======    =======
Units outstanding, end of year .....................................    87,702     36,061     44,293     67,688     56,618
                                                                       =======    =======    =======    =======    =======


                                                                                             Calvert
                                                                       ---------------------------------------------------
                                                                                       Social Balanced Fund
                                                                       ---------------------------------------------------
                                                                         1999       1998       1997       1996      1995
                                                                       --------   --------   --------   --------   -------
Unit value, beginning of year ......................................   $   3.04   $   2.65   $   2.23   $   2.01   $  1.57
                                                                       ========   ========   ========   ========   =======
Unit value, end of year ............................................   $   3.37   $   3.04   $   2.65   $   2.23   $  2.01
                                                                       ========   ========   ========   ========   =======
Units outstanding, end of year .....................................    252,148    256,931    194,166    100,573    45,392
                                                                       ========   ========   ========   ========   =======


                                                                                           Fidelity VIP
                                                                       ---------------------------------------------------
                                                                                        Equity-Income Fund
                                                                       ---------------------------------------------------
                                                                         1999         1998        1997      1996    1995*
                                                                       --------     --------    -------   -------  -------
Unit value, beginning of year/period ...............................   $  30.65     $  27.77    $ 21.93   $ 19.43  $ 16.30
                                                                       ========     ========    =======   =======  =======
Unit value, end of year ............................................   $  32.21     $  30.65    $ 27.77   $ 21.93  $ 19.43
                                                                       ========     ========    =======   =======  =======
Units outstanding, end of year .....................................    107,509      115,626     94,213    60,979   17,958
                                                                       ========     ========    =======   =======  =======

----------
*Commenced operations May 1, 1995.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                    NOTES TO FINANCIAL STATEMENTS (Continued)

5. FINANCIAL HIGHLIGHTS (Continued)

                                                                                         Fidelity VIP II
                                                                       ---------------------------------------------------
                                                                                           Contra Fund
                                                                       ---------------------------------------------------
                                                                         1999         1998      1997       1996     1995*
                                                                       --------     --------  --------   --------  -------
Unit value, beginning of year/period ...............................   $  26.16     $  20.36  $  16.59   $  13.85  $ 11.43
                                                                       ========     ========  ========   ========  =======
Unit value, end of year ............................................   $  32.13     $  26.16  $  20.36   $  16.59  $ 13.85
                                                                       ========     ========  ========   ========  =======
Units outstanding, end of year .....................................    291,542      278,931   212,606    153,360   29,132
                                                                       ========     ========  ========   ========  =======


                                                                                         Fidelity VIP II
                                                                       ---------------------------------------------------
                                                                                       Asset Manager Fund
                                                                       ---------------------------------------------------
                                                                         1999        1998      1997        1996    1995*
                                                                        -------     -------   -------     -------  -------
Unit value, beginning of year/period ...............................   $ 24.04      $ 21.14   $ 17.72    $ 15.66   $ 14.04
                                                                       =======      =======   =======    =======   =======
Unit value, end of year ............................................   $ 26.40      $ 24.04   $ 21.14    $ 17.72   $ 15.66
                                                                       =======      =======   =======    =======   =======
Units outstanding, end of year .....................................    75,850       68,139    65,125     36,872     5,561
                                                                       =======      =======   =======    =======   =======

----------
*Commenced operations May 1, 1995.

6. SUBSEQUENT EVENT

      In September 1999, Mutual of America Life Insurance Company ("Mutual of America"), submitted to the New York Insurance Department a Plan of Reorganization whereby Mutual of America would prepare for the sale of its wholly-owned subsidiary, The American Life Insurance Company of New York ("the Company"). In preparation for such sale, Mutual of America would assume, subject to approval from the Company's policyowners, the Company's in force business. Upon obtaining approval from the policyowners, Mutual of America will assume the Company's outstanding Contracts pursuant to the assumption reinsurance agreement. Upon transfer of these Contracts, Mutual of America will replace the Company as the issuer of the Contracts. Commensurate with the transfer, all of the assets and obligations of the variable portion of these Contracts will be transferred to Mutual of America's Separate Account No. 2.

                        REPORT OF INDEPENDENT ACCOUNTANTS

To The American Life Insurance Company of New York:

      We have audited the accompanying statement of assets and liabilities of American Life Separate Account No. 2 as of December 31, 1999, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of American Life Separate Account No. 2 as of December 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

Arthur Andersen LLP
New York, New York
February 21, 2000

               THE AMERICAN LIFE
               INSURANCE COMPANY OF NEW YORK
               A SUBSIDIARY OF MUTUAL OF AMERICA LIFE INSURANCE COMPANY

               MUTUAL OF AMERICA LIFE INSURANCE COMPANY IS A REGISTERED BROKER-DEALER AND DISTRIBUTES THE VARIABLE PRODUCTS OF THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK


               320 Park Avenue
               New York, NY 10022-6839
               212-224-1700


               www.mutualofamerica.com